Long-Term Debt (Details) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2015	May. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Debt and Available Credit Facility
Long-term debt			$ 4,726,000,000			$ 4,598,000,000	$ 4,039,000,000
Deferred financing costs			85,000,000			90,000,000	111,000,000
Amortization of deferred financing costs			5,000,000	$ 5,000,000	$ 12,000,000	21,000,000	21,000,000
$2.75 billion RBL credit facility - due May 24, 2019
Debt and Available Credit Facility
Face amount of debt instrument			2,750,000,000			2,750,000,000
Long-term debt			980,000,000			$ 852,000,000
Long-term Line of Credit			980,000,000
Letters of credit outstanding			82,000,000
Remaining capacity			1,700,000,000
$2.75 billion RBL credit facility - due May 24, 2019 | Subsequent event
Debt and Available Credit Facility
Borrowing capacity	$ 2,750,000,000.00
Term loans and notes are retired or refinanced prior to maturity to complete semi-annual redetermination	6 months
$2.75 billion RBL credit facility - due May 24, 2019 | LIBOR
Debt and Available Credit Facility
Interest rate (as a percent)						1.75%
$750 million senior secured term loan - due May 24, 2018
Debt and Available Credit Facility
Face amount of debt instrument			750,000,000			$ 750,000,000
Long-term debt			$ 496,000,000			$ 496,000,000	$ 495,000,000
Debt instrument issuance as a percentage of the par value			99.00%			99.00%
Effective interest rate (as a percent)			3.50%			3.50%	3.50%
$750 million senior secured term loan - due May 24, 2018 | LIBOR
Debt and Available Credit Facility
Reference rate for variable interest rate		LIBOR	LIBOR			LIBOR
Specified margin on reference rate (as a percent)			2.75%			2.75%
$750 million senior secured term loan - due May 24, 2018 | Minimum | LIBOR
Debt and Available Credit Facility
Reference rate for variable interest rate		LIBOR	LIBOR			LIBOR
Reference rate floor for variable interest rate (as a percent)			0.75%			0.75%
$400 million senior secured term loan - due April 30, 2019
Debt and Available Credit Facility
Face amount of debt instrument			$ 400,000,000			$ 400,000,000
Long-term debt			$ 150,000,000			$ 150,000,000	$ 149,000,000
Effective interest rate (as a percent)						4.50%	4.50%
$400 million senior secured term loan - due April 30, 2019 | LIBOR
Debt and Available Credit Facility
Reference rate for variable interest rate			LIBOR			LIBOR
Specified margin on reference rate (as a percent)			3.50%			3.50%
Effective interest rate (as a percent)			4.50%			4.50%
$400 million senior secured term loan - due April 30, 2019 | Minimum | LIBOR
Debt and Available Credit Facility
Reference rate for variable interest rate			LIBOR			LIBOR
Reference rate floor for variable interest rate (as a percent)			1.00%			1.00%
$750 million senior secured notes - due May 1, 2019
Debt and Available Credit Facility
Face amount of debt instrument			$ 750,000,000			$ 750,000,000
Interest rate (as a percent)			6.875%			6.875%
Long-term debt			$ 750,000,000			$ 750,000,000	$ 750,000,000
$2.0 billion senior unsecured notes - due May 1, 2020
Debt and Available Credit Facility
Face amount of debt instrument			$ 2,000,000,000			$ 2,000,000,000
Interest rate (as a percent)			9.375%			9.375%
Long-term debt			$ 2,000,000,000			$ 2,000,000,000	2,000,000,000
$350 million senior unsecured notes - due September 1, 2022
Debt and Available Credit Facility
Face amount of debt instrument			$ 350,000,000			$ 350,000,000
Interest rate (as a percent)			7.75%			7.75%
Long-term debt			$ 350,000,000			$ 350,000,000	$ 350,000,000